ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of March 31,
	2025	2026
	US$	US$
Accounts receivable	4,015,652	6,123,875
Less : Allowance for credit loss	(249,295)	(567,648)
Accounts receivable, net	3,766,357	5,556,227

The changes in the allowance for credit loss were as follows:

	As of March 31,
	2025	2026
	US$	US$

Balance at beginning of year	281,598	249,295
Allowance acquired through business acquisitions	-	70,719
Allowance for expected credit loss	99,263	371,299
Write-back of allowance for credit loss	(131,566)	(123,665)
Balance at end of year	249,295	567,648